Stock Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Stock Based Compensation
Stock option activity

March 31, 2019

Number of options outstanding:
Beginning of year	4,145,735
Granted	1,698,239
Exercised, converted	(267,847)
Forfeited / exchanged / modification	(138,535)

End of period	5,437,592

Number of options exercisable at end of period	763,453
Number of options available for grant at end of period	4,562,408

Weighted average option prices per share:
Granted during the period	$0.66
Exercised during the period	$0.25
Terminated during the period	$1.19
Outstanding at end of period	$0.25
Exercisable at end of period	$0.25

A summary of stock option activity is as follows:

June 30, 2018

Number of options outstanding:
Beginning of year	-
Granted	4,398,935
Exercised, converted	(54,000)
Forfeited / exchanged / modification	(199,200)

End of period	4,145,735

Number of options exercisable at end of period	1,181,435
Number of options available for grant at end of period	764,565

Weighted average option prices per share:
Granted during the period	$0.25
Exercised during the period	$0.25
Terminated during the period	$0.25
Outstanding at end of period	$0.25
Exercisable at end of period	$0.25

Weighted average assumptions
2019

Expected option life (years)	3 - 5
Expected stock price volatility	147%-170%
Expected dividend yield	—%
Risk-free interest rate	2.35-3.01%

This estimate was made using the Black-Scholes option pricing model and the following weighted average assumptions:

2018

Expected option life (years)	2.5 - 3
Expected stock price volatility	144%
Expected dividend yield	— %
Risk-free interest rate	2.31% - 2.78%